Stock Options and Warrants (Details Narrative) (10-K) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Stock Options and Warrants [Abstract]
Number of stock option shares issued	1
Number of stock option exercisable		30,000
Stock option exercise price		$ 1.49
Number of stock option outstanding
Number of warrants exercisable
Number of warrants outstanding